Operations Classified as Held for Sale	12 Months Ended
Dec. 31, 2021
Assets And Liabilities Classified As Held For Sale [Abstract]
Operations Classified as Held for Sale	Operations classified as held for sale
The breakdown of non-current assets and disposal groups held for sale and liabilities associated at December 31, 2021 and December 31, 2020 is as follows:

2021
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica Móviles El Salvador	253	134
Fiber optic assets in Colombia	57	—
Other assets	48	—
Total	358	134

2020
Millions of euros	Non-current assets and disposal groups held for sale	Liabilities associated with non-current assets and disposal groups held for sale
Telefónica United Kingdom	13,053	3,704
Telecommunications towers divisions of Telxius	1,912	866
Telefónica de Costa Rica	420	221
Other assets	28	—
Total	15,413	4,791
Telefónica Móviles El Salvador
On October 14, 2021, Telefónica Centroamérica Inversiones, S.L. reached an agreement with General International Telecom Limited for the sale of the entire share capital of Telefónica Móviles El Salvador, S.A. de C.V. (see Note 29.c). The closing of the transaction took place on January 13, 2022 (see Note 31).
Fiber assets in Colombia
On July 16, 2021, Colombia Telecomunicaciones S.A. ESP BIC entered into a sale and purchase agreement on certain fiber optic assets with a Colombian company controlled by Kohlber Kravis Roberts - KKR (see Note 29.c). On January 11, 2022 the transaction was completed (see Note 31).
Telefónica United Kingdom
On May 7, 2020, Telefónica reached an agreement with Liberty Global plc to combine into a 50-50 joint venture their operating businesses in the United Kingdom.
The non-current assets of Telefónica United Kingdom ceased to be amortized and depreciated for accounting purposes from the date they were reclassified as non-current assets held for sale.
On June 1, 2021 after obtaining the relevant regulatory approvals, consummation of the necessary recapitalisations and satisfaction of other closing conditions, the closing of the transaction has been carried out, resulting in the combination of both businesses into the joint venture called VMED O2 UK Ltd (see Note 2), and as such it is registered by the equity method (see Note 10).
The accumulated amount of translation differences of companies whose reporting currency is the pound sterling is disclosed in Note 17.f.
Telecommunication towers divisions
On January 13, 2021, Telxius Telecom, S.A. signed an agreement with American Tower Corporation for the sale of its telecommunications towers divisions in Europe and in Latin America (see Note 2).
On June 1, 2021, once the relevant regulatory approvals had been obtained in Spain and Germany, the closing of the sale of the telecommunication towers division located in Europe was carried out.
On June 3, 2021, the closing of the sale of the telecommunication towers division located in Latin America (Brasil, Perú, Chile and Argentina) was carried out.

On August 2, 2021, the closing of the sale to ATC of 4,080 sites that Telxius undertook to acquire from Telefónica Germany GmbH & Co. OHG, under the second phase of the agreement reached between both parties on June 8, 2020 was carried out. With the closing of this transaction, the sale process agreed between Telxius and ATC was finalized.
Telefónica de Costa Rica
On July 30, 2020, Telefónica reached an agreement with Liberty Latin America Ltd. for the sale of the entire share capital of Telefónica de Costa Rica TC, S.A.
On August 9, 2021, after the satisfaction of the closing conditions and obtaining the relevant regulatory approvals, it has transferred today the entire share capital of Telefónica de Costa Rica TC, S.A. to Liberty Latin America Ltd. (see Note 2).
Breakdown of assets and l
The breakdown of assets and liabilities of Telefónica Móviles El Salvador classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2021 is as follows:

2021
Millions of euros	T. Móviles El Salvador
Non-current assets	211
Intangible assets	39
Goodwill	38
Property, plant and equipment	79
Rights of use	44
Financial assets and other non-current assets	7
Deferred tax assets	4
Current assets	42
Inventories	7
Receivables and other current assets	25
Tax receivables	3
Other current financial assets	1
Cash and cash equivalents	6
Non-current liabilities	63
Non-current financial liabilities	8
Non-current lease liabilities	37
Payable and other non-current liabilities	1
Deferred tax liabilities	10
Non-current provisions	7
Current liabilities	71
Current financial liabilities	27
Current lease liabilities	12
Payables and other current liabilities	32
The breakdown of assets and liabilities of Telefónica de Costa Rica, telecommunications towers division of Telxius and Telefónica United Kingdom, classified as Non-current assets and disposal groups held for sale and associated liabilities in the consolidated statement of financial position at December 31, 2020 was as follows:

2020
Millions of euros	T. Costa Rica	Telecommunications towers divisions of Telxius	T. United Kingdom
Non-current assets	355	1,885	10,950
Intangible assets	64	36	1,619
Goodwill	—	262	4,594
Property, plant and equipment	101	766	3,668
Rights of use	134	555	666
Investments accounted for by the equity method	—	—	10
Financial assets and other non-current assets	27	16	392
Deferred tax assets	29	250	1
Current assets	65	27	2,103
Inventories	5	—	141
Receivables and other current assets	50	12	1,876
Tax receivables	2	1	—
Other current financial assets	—	—	80
Cash and cash equivalents	8	14	6
Non-current liabilities	158	631	848
Non-current lease liabilities	88	412	318
Payable and other non-current liabilities	—	—	226
Deferred tax liabilities	66	7	205
Non-current provisions	4	212	99
Current liabilities	63	235	2,856
Current lease liabilities	16	158	204
Payables and other current liabilities	34	72	1,994
Tax payables	13	5	583
Current provisions	—	—	75